ACQUISITION - Components of fair value of consideration transferred (Details) - USD ($) $ in Thousands		12 Months Ended
	Apr. 01, 2021	Dec. 31, 2021
Business Acquisition [Line Items]
Acquisition-date fair value of the contingent consideration		$ 13,200
Transaction costs		400
Business Combination, Consideration Transferred [Abstract]
Cash		95,418
Contingent Consideration		13,200
Total fair value of consideration transferred		$ 108,618
Unsplash
Business Acquisition [Line Items]
Business description of acquiree, minimum number of image downloads		102,000
Business description of acquiree, minimum number of image views per month		20,000,000
Business Combination, Consideration Transferred [Abstract]
Cash	$ 95,400